Fair value of financial assets and liabilities	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Fair value of financial assets and liabilities

29.	Fair value of financial assets and liabilities

According to IFRS 13, the measurement of fair value using a fair value hierarchy that reflects the model used in the measurement process must comply with the following hierarchical levels:

Level 1: Determined based on unadjusted public price quotations in active markets for identical assets and liabilities, including public debt securities, equities, and listed derivatives.

Level 2: Represents derivatives of data other than the quoted prices included in Level 1, which are observable for the asset or liability, either directly (such as prices) or indirectly (derived from prices).

Level 3: Derived from valuation techniques that incorporate data for assets or liabilities not based on observable market variables (non-observable data).

Financial Assets and Liabilities Measured at Fair Value through Profit or Loss or through Other Comprehensive Income

Level 1: Securities and financial assets characterized by high liquidity and observable prices in an active market are classified within level 1. This level includes most Brazilian Government Securities (notably LTN, LFT, NTN-B, and NTN-F), stocks listed on the stock exchange, and other securities traded in the active market.

Level 2: When price quotes are not observable, Management, utilizing its own internal models, makes its best estimate of the price that would be established by the market. These models rely on data based on observable market parameters as a key reference. The most reliable evidence of the fair value of a financial instrument at initial recognition is the transaction price, unless the fair value can be derived from other market transactions involving the same or similar instruments, or can be determined using a valuation technique where the variables used include only observable market data, particularly interest rates. These securities are classified at level X of the fair value hierarchy and primarily consist of Government Securities (NTN-A), repurchase agreements, cancellable LCI, and are in a market that is less liquid than those classified at level 1.

Level 3: In cases where information is not based on observable market data, Banco Santander employs internally developed models to accurately measure the fair value of these instruments. Instruments with low liquidity are primarily classified at level 3.

Derivatives

Level 1: Derivatives traded on stock exchanges are classified within level 1 of the hierarchy.

Level 2: Derivatives traded over-the-counter, in the valuation of financial instruments (mainly swaps and options), observable market data such as exchange rates, interest rates, volatility, correlations between indices, and market liquidity are typically utilized.

In pricing the referenced financial instruments, the Black-Scholes model methodology (exchange rate options, interest rate index options, caps, and floors) and the present value method (discounting future values based on market curves) are employed.

Level 3: Non-exchange traded derivatives, for which there is no observable information in an active market, have been classified as level 3, encompassing exotic derivatives.

Category	Type Asset/Liability	Valuation technique	Main unobservable inputs
Linear derivatives	Coupon Fra	BMF Closing Prices	Currency Coupon rate - long term
	Inflation Swap	Discounted cash flow	IGPM Coupon rate
	Interest Rate Swap	Discounted cash flow	Pre-fixed rates – long term
Non linear derivatives	Equities Options	Black&Scholes	Implicit volatility- long term
	Inflation Options	Black&Scholes	IPCA Implicit volatility- long term
	Interest Rate Options	Black&Scholes	IDI Implicit volatility- long term
	Currency Options	Black&Scholes	USD/BRL Implicit volatility- long term
Cash	Pension Plan Liability	Actuarial Model	IGPM Coupon rate
	Private Bonds	Discounted cash flow	Discount rate ("Yields")
	Public Bonds	Discounted cash flow	NTN-C and TDA Discount rate ("Yields")
Put options	Put Options	Discounted cash flow	Growth and Discount rates

The table below provides a summary of the fair values of financial assets and liabilities for the fiscal years ended on December 31, 2024 and 2023, classified according to the various measurement methods the Bank has adopted to determine their fair value.

				12/31/2024
	Level 1	Level 2	Level 3	Total
Financial Assets Measured At Fair Value Through Profit Or Loss	90,905,041	132,973,627	7,123,218	231,001,886
Debt instruments	88,260,075	15,624,289	3,700,691	107,585,055
Equity instruments	2,644,966	296,834	27,023	2,968,823
Derivatives	-	39,468,524	707,294	40,175,818
Loans and advances to customers	-	2,223,593	2,688,210	4,911,803
Reserves at the Central Bank of Brazil	-	75,360,387	-	75,360,387
Financial Assets Measured At Fair Value Through Other Comprehensive Income	88,640,516	-	3,438,024	92,078,540
Debt instruments	88,620,903	-	3,438,004	92,058,907
Equity instruments	19,613	-	20	19,633
Hedging derivatives (assets)	-	30,481	-	30,481
Financial Liabilities Measured At Fair Value Through Profit Or Loss	-	82,213,242	509,368	82,722,610
Derivatives	-	38,771,080	509,368	39,280,448
Short positions	-	39,396,666	-	39,396,666
Bonds and securities obligations	-	4,045,496	-	4,045,496
Hedging derivatives (liabilities)	-	129,826	-	129,826

				12/31/2023
	Level 1	Level 2	Level 3	Total
Financial Assets Measured At Fair Value Through Profit Or Loss	76,857,391	125,495,820	6,568,685	208,921,896
Debt instruments	74,213,933	6,115,373	3,961,886	84,291,192
Equity instruments	2,643,458	743,991	34,705	3,422,154
Derivatives	-	27,450,135	1,819,517	29,269,652
Loans and advances to customers	-	2,288,135	752,577	3,040,712
Reserves at the Central Bank of Brazil	-	88,898,186	-	88,898,186
Financial Assets Measured At Fair Value Through Other Comprehensive Income	54,822,917	1,618,535	2,610,638	59,052,090
Debt instruments	54,818,332	1,618,535	2,599,270	59,036,137
Equity instruments	4,585	-	11,368	15,953
Hedging derivatives (assets)	-	25,069	-	25,069
Financial Liabilities Measured At Fair Value Through Profit Or Loss	-	48,667,180	914,261	49,581,441
Derivatives	-	22,849,596	914,261	23,763,857
Short positions	-	19,831,991	-	19,831,991
Bonds and securities obligations	-	5,985,593	-	5,985,593
Hedging derivatives (liabilities)	-	1,176,571	-	1,176,571

Level 3 Fair Value Changes

The tables below detail the transactions that occurred during the year 2024 and 2023 assets and liabilities classified as Level 3 in the fair value hierarchy:

	Fair Value	Gains/ losses (Realized/Not Realized)	Transfers to Level 3	Additions / Low	Fair value
	12/31/2023				12/31/2024
Financial Assets Measured At Fair Value Through Profit Or Loss	6,568,685	(67,560)	(4,276,225)	4,898,318	7,123,218
Financial Assets Measured At Fair Value Through Other Comprehensive Income	2,610,638	(167,705)	(98,568)	1,093,659	3,438,024
Financial Liabilities Measured At Fair Value In Profit Or Loss Held For Trading	914,261	(214,958)	(189,987)	52	509,368

	Fair Value	Gains/ losses (Realized/Not Realized)	Transfers to Level 3	Additions / Low	Fair value
	12/31/2022				12/31/2023
Financial Assets Measured At Fair Value Through Profit Or Loss	3,652,114	(50,682)	1,093,895	1,873,358	6,568,685
Financial Assets Measured At Fair Value Through Other Comprehensive Income	1,503,441	30,764	1,090,459	(14,026)	2,610,638
Financial Liabilities Measured At Fair Value In Profit Or Loss Held For Trading	233,762	(109,800)	384,082	406,217	914,261

Fair Value Changes Linked to Credit Risk

Fair value changes attributable to credit risk are determined based on fluctuations in credit default swap prices relative to similar obligations of the same debtor, when such prices are observable, as credit default swaps more accurately reflect the market's assessment of credit risks for a specific financial asset. When these prices are not observable, the fair value changes attributable to credit risk are calculated as the total of fair value changes not attributable to shifts in the benchmark interest rate or other observable market rates. In the absence of specific observable data, this approach provides a reasonable approximation of the changes attributable to credit risk, estimating margin changes over the benchmark value that the market may demand for the financial asset.

Financial assets and liabilities not measured at fair value

The Bank's financial assets are measured at fair value in the consolidated balance sheet, except for financial assets measured at amortized cost.

Similarly, the Bank's financial liabilities, excluding those held for trading and those measured at fair value, are measured at amortized cost in the consolidated balance sheet.

i) Financial assets measured at a value other than fair value

Below, we present a comparison between the carrying amounts of the Bank's financial assets measured at values other than their fair values and their respective fair values as of December 31, 2024, 2023 and 2022:

					12/31/2024
Assets	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Open market investments	37,084,254	37,084,254	37,084,254	-	-
Financial Assets Measured At Amortized Cost:
Loans and amounts due from credit institutions	30,177,627	30,177,627	-	6,757,021	23,420,606
Loans and advances to customers	561,178,111	554,791,402	-	-	554,791,402
Debt instruments	84,529,222	84,380,507	34,616,776	-	49,763,731
Reserves at the Central Bank of Brazil	92,439,824	92,439,824	-	92,439,824	-
Total	805,409,038	798,873,614	71,701,030	99,196,845	627,975,739

					12/31/2023
Assets	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Open market investments	23,122,550	23,122,550	23,122,550	-	-
Financial Assets Measured At Amortized Cost
Loans and amounts due from credit institutions	25,716,845	25,716,845	-	2,980,557	22,736,288
Loans and advances to customers	514,936,423	514,905,503	-	-	514,905,503
Debt instruments	101,087,321	102,199,262	35,646,863	4,033,706	62,518,693
Reserves at the Central Bank of Brazil	81,969,532	81,969,532	-	81,969,532	-
Total	746,832,671	747,913,692	58,769,413	88,983,795	600,160,484

ii) Financial liabilities measured at a value other than fair value

Below, we present a comparison between the carrying amounts of the Bank's financial liabilities measured at values other than their fair values and their respective fair values as of December 31, 2024, and 2023:

					12/31/2024
Liabilities	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Financial Liabilities at Measured Amortized Cost:
Deposits of credit institutions	158,565,482	158,565,482	-	35,608,595	122,956,887
Customer deposits	605,068,163	605,831,373	-	81,663,106	524,168,267
Marketable debt securities	135,632,632	137,664,088	-	-	137,664,088
Debt instruments Eligible Capital	23,137,784	23,137,784	-	-	23,137,784
Other financial liabilities	79,177,179	79,177,179	-	-	79,177,179
Other financial liabilities	1,001,581,240	1,004,375,906	-	117,271,701	887,104,205

					12/31/2023
Liabilities	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Financial Liabilities at Measured Amortized Cost:
Deposits of credit institutions	118,511,957	118,511,957	-	21,632,841	96,879,116
Customer deposits	583,220,576	582,530,160	-	97,165,180	485,364,980
Marketable debt securities	124,397,422	124,265,003	-	-	124,265,003
Debt instruments Eligible Capital	19,626,967	19,626,967	-	-	19,626,967
Other financial liabilities	64,793,584	64,793,584	-	-	64,793,584
Other financial liabilities	910,550,506	909,727,671	-	118,798,021	790,929,650

The methodologies and assumptions applied in estimating fair value are outlined below:

Loans and other receivables from credit institutions and customers - The fair value is estimated for groups of similar credit transactions. The fair value of loans is determined by discounting future cash flows using the interest rates of new contracts. In other words, the future cash flow of the current loan portfolio is projected based on contractual rates, and then, spreads derived from new loans are incorporated into the risk-free interest rate curve to calculate the fair value of the loan portfolio. Regarding behavioral assumptions, it is important to underscore that the prepayment rate is applied to the loan portfolio, thereby enabling a more realistic projection of future cash flows.

Deposits from credit institutions and customers - The fair value of the deposits was calculated by discounting the difference between the cash flows under contractual conditions and the current market rates for instruments with similar maturities. The fair value of variable-rate time deposits was considered to be close to their carrying amount.

Liabilities arising from securities - The fair values of these items were estimated by calculating the discounted cash flows, using the market interest rates for liabilities with similar terms and maturities.

Debt Instruments Eligible as Capital – these refer to the transaction fully executed with a related party, within the context of the Capital Optimization Plan, whose carrying amount is similar to the fair value.

The valuation techniques employed for estimating each level are detailed in note 2.e.

Management reviewed the criteria for classifying the fair value level of assets and liabilities measured at amortized cost, which are presented exclusively for disclosure purposes, and concluded that they are more appropriately classified as level 3, given the observable market data.